Acquisition of the Oriental VIP Room (Details 2) (USD $)	12 Months Ended			1 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 26, 2013	Dec. 31, 2013
Business Acquisition, Contingent Consideration [Line Items]
Change in Fair Value of Contingent Consideration	$ 60,918,569	$ 12,445,789	$ (15,166,700)
VIP Room [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration	36,528,269				47,803,560
Payment	(26,000,000)			(20,000,000)	(10,000,000)
Ordinary Shares Issued	(3,875,000)				0
Change in Fair Value of Contingent Consideration	34,741,233	1,298,252			(1,298,252)
Foreign Currency Translation Adjustment	9,524				22,961
Contingent Consideration	$ 41,404,026	$ 36,528,269			$ 36,528,269